Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Estimated Useful Life
Leasehold improvements	2 years
Computer equipment	4 years
Furniture and fixtures	4 years
Motor Vehicles	5 years
Their estimated useful lives of intangible assets are as follows:
Estimated Useful Life
Software	5 years